Annual Report December 31, 1999
================================================================================


Growth Portfolio
A Series of Panorama Series Fund, Inc.



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                                                         The Right Way to Invest

--------------------------------------------------------------------------------
Panorama Series Fund, Inc.--Growth Portfolio
--------------------------------------------------------------------------------

================================================================================
Objective
Panorama Series Fund, Inc.--Growth Portfolio seeks long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration.

================================================================================
Narrative by Peter Antos and Team, Portfolio Managers
The fiscal year that ended December 31, 1999, saw the continuation of a trend in the market favoring large growth stocks over the solid, undervalued companies in which the Fund invests. While we are disappointed with the Fund's return over the period, we believe that, over time as in the past, low P/E stocks with evidence of impending improvement are likely to reward investors for their perseverance.
         Historically, value stocks have proven to be bargains over the long term. However, they tend to underperform the market when corporate earnings growth appears likely to slow and concerns regarding the economic future are on the rise. At such times, investors tend to seek large, growth-oriented companies.
         Throughout the recent one-year period, actual U.S. economic growth remained robust. However, the threat of slowing growth fueled widespread economic uncertainty. In early 1999, those uncertainties were driven by economic difficulties in the world's emerging markets. Significant weakness in Asian markets, along with Brazil's devaluation of its currency in January 1999, raised the prospect of slowing corporate growth, since multinational corporations can sell fewer products in depressed markets. Consequently, the performance of the overall market--and value-oriented stocks in particular--suffered.
         In April 1999, continuing strength in the U.S. economy and signs of recovery in emerging markets caused value-oriented stocks to rise. However, the rebound proved short-lived. In June, the Federal Reserve Board (Fed) embarked on a series of interest rate hikes aimed at preventing the economy from overheating. The Fed's actions renewed concerns regarding the sustainability of U.S. economic growth. Value-oriented stocks again suffered as a result, as investors focused once more on a narrow group of mostly high P/E growth stocks. Several of our holdings in traditional value-oriented groups, such as housing and manufacturing, were particularly hard hit despite good earnings and strong business conditions.
         We believe we positioned the Fund to perform as strongly as possible during a difficult time for value investing. For example, we entered the period with substantial holdings among technology and financial company stocks that met our criteria for both attractive valuations and potential for quantitative signs of improvement. Many of these stocks performed relatively well for much of the period. When the Fed began raising interest rates in mid-1999, we trimmed the Fund's financial holdings, since interest rate increases tend to hurt financial stocks. Our timely action limited the Fund's losses in this sector.
         During the second half of 1999, we implemented a sophisticated new screening system to help us better evaluate the broad universe of value-oriented stocks. Whereas we used to focus primarily on positive earnings surprises to help identify attractive investment opportunities among low P/E value stocks, we now incorporate a broader range of factors into our analytic process, such as quality and price patterns, as well as earnings-related measures. This highly quantitative process provides a more robust analysis of potential holdings.
         It's important to note that our basic investment philosophy remains unchanged. We continue to employ quantitative and fundamental analysis to identify overlooked, undervalued investment opportunities. Our new screening system enhances our ability to implement that strategy. Although the multi-factor screening system was only in place during the second half of the recent period, it enabled us to identify a number of investments that helped the Fund's performance.
         Historically, we have found that buying stocks with low price-earnings ratios--the value approach--creates a portfolio that, over the long term, can outperform the stock market. We remain committed to value investing, and continually seek value companies we consider likely to surpass the market's expectations. We believe such companies are likely to add value to the Fund's portfolio over time. We further believe our disciplined strategy positions investors to benefit from such opportunities.



2                             Growth Portfolio

--------------------------------------------------------------------------------
Panorama Series Fund, Inc.--Growth Portfolio
--------------------------------------------------------------------------------

================================================================================
Management's discussion of performance. The fiscal year that ended December 31, 1999, was marked by persistent concerns regarding the sustainability of U.S. economic growth. These concerns created a generally unfavorable environment for value-oriented investing. At the beginning of the period, market fears revolved around the potential negative impact on the U.S. economy of difficulties in emerging markets. We took advantage of depressed prices among technology and financial stocks to add to our holdings in these sectors. Although many of these holdings performed relative strongly in early 1999, overall Fund performance suffered as the market favored growth-oriented, large-company investments. Value-oriented stocks recovered during April 1999 in response to strong domestic economic performance. However, shortly thereafter, interest rate hikes renewed concerns about U.S. economic growth. Accordingly, we reduced our positions in the particularly vulnerable financial sector. We also benefited from the performance of individual stocks in the capital goods and retail sectors. Nevertheless, generally poor performance in traditional value-oriented sectors, such as housing and manufacturing, caused Fund performance to suffer. The portfolio holdings, allocations and strategies are subject to change.
--------------------------------------------------------------------------------
Comparing the Portfolio's performance to the market. The graph that follows shows the performance of a hypothetical $10,000 investment in the Portfolio held until December 31, 1999. Performance information does not reflect charges that apply to separate accounts investing in the Portfolio. If these charges were taken into account, performance would be lower.
         The Fund's performance is compared to the performance of the S&P 500 Index, a broad-based index of equity securities widely regarded as a general measurement of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data that follows shows the effect of taxes. The Portfolio's performance reflects the effects of the Portfolio's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Portfolio's performance, it must be noted that the Portfolio's investments are not limited to the investments in the index.

[Begin Line Chart]

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Panorama Series Fund, Inc.--Growth Portfolio and S&P 500 Index


               Panorama Series Fund, Inc.--
               Growth Portfolio                   S&P 500 Index
12.31.89       10000                              10000
                9210                               9690
12.31.91       12666                              12635
               14233                              13597
12.31.93       17253                              14966
               17165                              15162
12.31.95       23698                              20851
               28171                              25630
12.31.97       35599                              34176
               38597                              43944
12.31.99       37147                              53181


Average Annual Total Return of the Portfolio at 12/31/99
1-Year -3.76%      5-Year 16.70%      10-Year 14.02%

[End Line Chart]

Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please call us at 1.800.981.2871.
The performance information in the graph for the S&P 500 Index begins on 12/31/89. The inception date of the Portfolio is 1/21/82.
Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gains distributions. Past performance is not predictive of future performance.



                             Growth Portfolio                                3

--------------------------------------------------------------------------------
Statement of Investments  December 31, 1999
--------------------------------------------------------------------------------

                                                                                                             Market Value
                                                                                            Shares           Note 1
========================================================================================================================
Common Stocks--94.2%
------------------------------------------------------------------------------------------------------------------------
Basic Materials--4.0%
------------------------------------------------------------------------------------------------------------------------
Chemicals--1.8%
------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                             61,500          $ 8,217,937
------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                             100,700            4,097,231
                                                                                                             -----------
                                                                                                              12,315,168
------------------------------------------------------------------------------------------------------------------------
Paper--2.2%
Georgia Pacific Group                                                                        79,200            4,019,400
------------------------------------------------------------------------------------------------------------------------
Georgia Pacific Group/Timber Group                                                           58,500            1,440,562
------------------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                                     168,100            2,395,425
------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                                             99,500            7,145,344
                                                                                                             -----------
                                                                                                              15,000,731
------------------------------------------------------------------------------------------------------------------------
Capital Goods--14.5%
------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--1.8%
General Dynamics Corp.                                                                      174,100            9,183,775
------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                       49,400            2,670,687
                                                                                                             -----------
                                                                                                              11,854,462
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment--2.2%
Integrated Device Technology, Inc.(1)                                                        61,600            1,786,400
------------------------------------------------------------------------------------------------------------------------
Rockwell International Corp.                                                                 56,600            2,709,725
------------------------------------------------------------------------------------------------------------------------
SPX Corp.(1)                                                                                122,000            9,859,125
                                                                                                             -----------
                                                                                                              14,355,250
------------------------------------------------------------------------------------------------------------------------
Industrial Services--0.4%
Valassis Communications, Inc.(1)                                                             70,800            2,991,300
------------------------------------------------------------------------------------------------------------------------
Manufacturing--10.1%
Avery-Dennison Corp.                                                                         37,700            2,747,387
------------------------------------------------------------------------------------------------------------------------
Ball Corp.                                                                                   52,700            2,075,062
------------------------------------------------------------------------------------------------------------------------
Briggs & Stratton Corp.                                                                      78,700            4,220,287
------------------------------------------------------------------------------------------------------------------------
Cooper Industries, Inc.                                                                      94,000            3,801,125
------------------------------------------------------------------------------------------------------------------------
Crane Co.                                                                                    92,100            1,830,487
------------------------------------------------------------------------------------------------------------------------
Dover Corp.                                                                                 150,000            6,806,250
------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                  29,200            2,120,650
------------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                               198,800           11,468,275
------------------------------------------------------------------------------------------------------------------------
Miller (Herman), Inc.                                                                        84,500            1,943,500
------------------------------------------------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                                                        113,100           11,069,662
------------------------------------------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                                                        75,600            3,879,225
------------------------------------------------------------------------------------------------------------------------
Textron, Inc.                                                                                52,300            4,010,756
------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                   178,500           11,602,500
                                                                                                             -----------
                                                                                                              67,575,166


4                             Growth Portfolio

--------------------------------------------------------------------------------
Statement of Investments (Continued)
--------------------------------------------------------------------------------

                                                                                                             Market Value
                                                                                            Shares           Note 1
------------------------------------------------------------------------------------------------------------------------
Communication Services--6.3%
------------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--4.7%
ADC Telecommunications, Inc.(1)                                                              54,700          $ 3,969,169
------------------------------------------------------------------------------------------------------------------------
ALLTELL Corp.                                                                               196,500           16,248,094
------------------------------------------------------------------------------------------------------------------------
AT&T Corp.                                                                                  177,300            8,997,975
------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.(1)                                                         58,600            2,439,225
                                                                                                             -----------
                                                                                                              31,654,463
------------------------------------------------------------------------------------------------------------------------
Telephone Utilities--1.6%
BellSouth Corp.                                                                             223,200           10,448,550
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--13.7%
------------------------------------------------------------------------------------------------------------------------
Autos & Housing--3.3%
Cooper Tire & Rubber Co.                                                                    111,300            1,732,106
------------------------------------------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                                                                  77,300            2,478,431
------------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc.                                                                         59,400            1,963,912
------------------------------------------------------------------------------------------------------------------------
Genuine Parts Co.                                                                           180,400            4,476,175
------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                 130,500            3,311,437
------------------------------------------------------------------------------------------------------------------------
Stanley Works (The)                                                                          83,600            2,518,450
------------------------------------------------------------------------------------------------------------------------
USG Corp.                                                                                    63,500            2,992,437
------------------------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                                         67,900            2,711,756
                                                                                                             -----------
                                                                                                              22,184,704
------------------------------------------------------------------------------------------------------------------------
Consumer Services--0.8%
Harte-Hanks, Inc.                                                                            73,600            1,600,800
------------------------------------------------------------------------------------------------------------------------
Young & Rubicam, Inc.                                                                        51,200            3,622,400
                                                                                                             -----------
                                                                                                               5,223,200
------------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--0.9%
MGM Grand, Inc.                                                                              53,800            2,706,812
------------------------------------------------------------------------------------------------------------------------
Mirage Resorts, Inc.(1)                                                                     202,200            3,096,188
                                                                                                             -----------
                                                                                                               5,803,000
------------------------------------------------------------------------------------------------------------------------
Media--2.7%
Central Newspapers, Inc., Cl. A                                                              46,400            1,827,000
------------------------------------------------------------------------------------------------------------------------
Deluxe Corp.                                                                                 68,800            1,887,700
------------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                                           125,700           10,252,406
------------------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                                          73,400            4,367,300
                                                                                                             -----------
                                                                                                              18,334,406
------------------------------------------------------------------------------------------------------------------------
Retail: General--1.8%
Family Dollar Stores, Inc.                                                                   91,600            1,494,225
------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.(1)                                                        124,800            6,310,200
------------------------------------------------------------------------------------------------------------------------
May Department Stores Co.                                                                    51,500            1,660,875
------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                                              87,600            2,294,025
                                                                                                             -----------
                                                                                                              11,759,325


                             Growth Portfolio                                5

--------------------------------------------------------------------------------
Statement of Investments (Continued)
--------------------------------------------------------------------------------

                                                                                                             Market Value
                                                                                            Shares           Note 1
------------------------------------------------------------------------------------------------------------------------
Retail: Specialty--2.6%
------------------------------------------------------------------------------------------------------------------------
Circuit City Stores-Circuit City Group                                                      107,800          $ 4,857,738
------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                   149,600            6,881,600
------------------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                                           124,200            2,227,838
------------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                         91,600            1,923,600
------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                               86,200            1,761,713
                                                                                                             -----------
                                                                                                              17,652,489
------------------------------------------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--1.6%
Jones Apparel Group, Inc.(1)                                                                158,400            4,296,600
------------------------------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                                          53,900            2,027,988
------------------------------------------------------------------------------------------------------------------------
Shaw Industries, Inc.                                                                       184,200            2,843,588
------------------------------------------------------------------------------------------------------------------------
WestPoint Stevens, Inc.                                                                      79,200            1,386,000
                                                                                                             -----------
                                                                                                              10,554,176
------------------------------------------------------------------------------------------------------------------------
Consumer Staples--7.4%
------------------------------------------------------------------------------------------------------------------------
Beverages--2.0%
Adolph Coors Co., Cl. B                                                                      64,300            3,375,750
------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                                   139,900            9,915,413
                                                                                                             -----------
                                                                                                              13,291,163
------------------------------------------------------------------------------------------------------------------------
Entertainment--0.5%
Brinker International, Inc.(1)                                                               83,200            1,996,800
------------------------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                                                     79,800            1,446,375
                                                                                                             -----------
                                                                                                               3,443,175
------------------------------------------------------------------------------------------------------------------------
Food--1.9%
Flowers Industries, Inc.                                                                     80,800            1,287,750
------------------------------------------------------------------------------------------------------------------------
Hormel Foods Corp.                                                                           38,600            1,568,125
------------------------------------------------------------------------------------------------------------------------
IBP, Inc.                                                                                   212,900            3,832,200
------------------------------------------------------------------------------------------------------------------------
International Home Foods, Inc.(1)                                                           110,400            1,918,200
------------------------------------------------------------------------------------------------------------------------
Keebler Foods Co.(1)                                                                         68,200            1,918,125
------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                              103,600            2,285,675
                                                                                                             -----------
                                                                                                              12,810,075
------------------------------------------------------------------------------------------------------------------------
Food & Drug Retailers--0.9%
Albertson's, Inc.                                                                            96,200            3,102,450
------------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                             137,200            2,744,000
                                                                                                             -----------
                                                                                                               5,846,450


6                             Growth Portfolio

--------------------------------------------------------------------------------
Statement of Investments (Continued)
--------------------------------------------------------------------------------

                                                                                                            Market Value
                                                                                            Shares          Note 1
------------------------------------------------------------------------------------------------------------------------
Household Goods--1.7%
Kimberly-Clark Corp.                                                                        169,100          $11,033,775
------------------------------------------------------------------------------------------------------------------------
Tobacco--0.4%
UST, Inc.                                                                                   115,500            2,909,156
------------------------------------------------------------------------------------------------------------------------
Energy--9.0%
------------------------------------------------------------------------------------------------------------------------
Energy Services--1.1%
Anadarko Petroleum Corp.                                                                     53,600            1,829,100
------------------------------------------------------------------------------------------------------------------------
ENSCO International, Inc.                                                                   129,000            2,950,875
------------------------------------------------------------------------------------------------------------------------
Global Marine, Inc.(1)                                                                      161,000            2,676,625
                                                                                                             -----------
                                                                                                               7,456,600
------------------------------------------------------------------------------------------------------------------------
Oil: Domestic--4.6%
Apache Corp.                                                                                 67,100            2,478,506
------------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                                   53,700            1,775,456
------------------------------------------------------------------------------------------------------------------------
Conoco, Inc., Cl. A                                                                         112,700            2,789,325
------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                           217,588           17,529,433
------------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                             37,600            2,157,300
------------------------------------------------------------------------------------------------------------------------
Texaco, Inc.                                                                                 71,500            3,883,344
                                                                                                             -----------
                                                                                                              30,613,364
------------------------------------------------------------------------------------------------------------------------
Oil: International--3.3%
BP Amoco plc, ADR                                                                           160,400            9,513,725
------------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares                                                        132,800            8,026,100
------------------------------------------------------------------------------------------------------------------------
Total Fina SA, Sponsored ADR                                                                 62,100            4,300,425
                                                                                                             -----------
                                                                                                              21,840,250
------------------------------------------------------------------------------------------------------------------------
Financial--18.4%
------------------------------------------------------------------------------------------------------------------------
Banks--1.9%
Chase Manhattan Corp.                                                                        41,000            3,185,188
------------------------------------------------------------------------------------------------------------------------
Roslyn Bancorp, Inc.                                                                         48,100              889,850
------------------------------------------------------------------------------------------------------------------------
UnionBanCal Corp.                                                                            61,400            2,421,463
------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                               50,700            3,447,600
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Co.                                                                              67,200            2,717,400
                                                                                                             -----------
                                                                                                              12,661,501
------------------------------------------------------------------------------------------------------------------------
Diversified Financial--3.6%
AMBAC Financial Group, Inc.                                                                  74,400            3,882,750
-------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                             141,300            7,850,981
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                              28,300            2,665,506
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                                             29,800            4,253,950
------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                                                  103,500            2,891,531
------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                                        53,900            2,630,994
                                                                                                             -----------
                                                                                                              24,175,712


                             Growth Portfolio                                7

--------------------------------------------------------------------------------
Statement of Investments (Continued)
--------------------------------------------------------------------------------

                                                                                                             Market Value
                                                                                            Shares           Note 1
------------------------------------------------------------------------------------------------------------------------
Insurance--12.7%
ACE Ltd.                                                                                    167,700          $ 2,798,494
------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                              136,100            3,266,400
------------------------------------------------------------------------------------------------------------------------
American General Corp.                                                                       53,600            4,066,900
------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                           65,175            7,047,047
------------------------------------------------------------------------------------------------------------------------
AXA Financial, Inc.                                                                         227,700            7,713,338
------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                  82,800            4,662,675
------------------------------------------------------------------------------------------------------------------------
Cigna Corp.                                                                                 108,900            8,773,256
------------------------------------------------------------------------------------------------------------------------
Conseco, Inc.                                                                               123,200            2,202,200
------------------------------------------------------------------------------------------------------------------------
Hartford Life, Inc., Cl. A                                                                   66,600            2,930,400
------------------------------------------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                                                       144,500            9,862,125
------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                      175,100            7,004,000
------------------------------------------------------------------------------------------------------------------------
Manulife Financial Corp.(1)                                                                 136,400            1,730,575
------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                                  38,000            3,636,125
------------------------------------------------------------------------------------------------------------------------
Radian Group, Inc.                                                                           53,900            2,573,725
------------------------------------------------------------------------------------------------------------------------
St. Paul Cos., Inc.                                                                         106,000            3,570,875
------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., Cl. A                                                    182,600            6,254,050
------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                                      134,900            6,997,938
                                                                                                             -----------
                                                                                                              85,090,123
------------------------------------------------------------------------------------------------------------------------
Savings & Loans--0.2%
Greenpoint Financial Corp.                                                                   53,000            1,262,063
------------------------------------------------------------------------------------------------------------------------
Healthcare--1.3%
------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--1.3%
United Healthcare Corp.                                                                      78,300            4,159,688
------------------------------------------------------------------------------------------------------------------------
WellPoint Health Networks, Inc.(1)                                                           67,600            4,457,375
                                                                                                             -----------
                                                                                                               8,617,063
------------------------------------------------------------------------------------------------------------------------
Technology--12.4%
------------------------------------------------------------------------------------------------------------------------
Computer Hardware--5.7%
Apple Computer, Inc.(1)                                                                      76,400            7,854,875
------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                          45,900            5,229,731
------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                       120,100           12,970,800
Lexmark International Group, Inc., Cl. A(1)                                                 130,600           11,819,300
                                                                                                             -----------
                                                                                                              37,874,706
------------------------------------------------------------------------------------------------------------------------
Computer Services--1.2%
First Data Corp.                                                                            164,800            8,126,700
------------------------------------------------------------------------------------------------------------------------
Computer Software--0.5%
Synopsys, Inc.(1)                                                                            44,900            2,997,075
------------------------------------------------------------------------------------------------------------------------
Communications Equipment--0.5%
BISYS Group, Inc. (The)(1)                                                                   50,500            3,295,125
------------------------------------------------------------------------------------------------------------------------
Electronics--4.5%
Cypress Semiconductor Corp.(1)                                                              187,900            6,083,263
------------------------------------------------------------------------------------------------------------------------
Dallas Semiconductor Corp.                                                                   65,900            4,246,431
------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                  51,100            4,206,169
------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.(1)                                                             148,900            6,374,781
------------------------------------------------------------------------------------------------------------------------
Teradyne, Inc.(1)                                                                           136,400            9,002,400
                                                                                                             -----------
                                                                                                              29,913,044


8                             Growth Portfolio

--------------------------------------------------------------------------------
Statement of Investments (Continued)
--------------------------------------------------------------------------------

                                                                                                            Market Value
                                                                                        Shares              Note 1
------------------------------------------------------------------------------------------------------------------------
Transportation--1.1%
------------------------------------------------------------------------------------------------------------------------
Air Transportation--0.5%
Delta Air Lines, Inc.                                                                        68,200         $  3,397,213
------------------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.6%
Union Pacific Corp.                                                                          98,800            4,310,150
------------------------------------------------------------------------------------------------------------------------
Utilities--6.1%
------------------------------------------------------------------------------------------------------------------------
Electric Utilities--5.2%
Carolina Power & Light Co.                                                                   59,700            1,817,119
------------------------------------------------------------------------------------------------------------------------
Conectiv, Inc.                                                                              110,900            1,864,506
------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                           133,600            6,696,700
------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                              80,400            3,442,125
------------------------------------------------------------------------------------------------------------------------
Montana Power Co.                                                                           185,800            6,700,413
Potomac Electric Power Co.                                                                   88,600            2,032,263
------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                       100,500            3,498,656
------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.                                                                        232,800            5,325,300
------------------------------------------------------------------------------------------------------------------------
Texas Utilities Co.                                                                          88,500            3,147,281
                                                                                                            ------------
                                                                                                              34,524,363
------------------------------------------------------------------------------------------------------------------------
Gas Utilities--0.9%
El Paso Energy Corp.                                                                        115,800            4,494,488
------------------------------------------------------------------------------------------------------------------------
NICOR, Inc.                                                                                  46,800            1,521,000
                                                                                                            ------------
                                                                                                               6,015,488
                                                                                                            ------------
Total Common Stocks (Cost $604,761,408)                                                                      629,210,724

                                                                                        Principal
                                                                                        Amount
========================================================================================================================
Short-Term Notes--2.2%(2)
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.75%, 1/11/00                                                  $ 5,000,000            4,992,014
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.64%, 1/6/00                                            5,000,000            4,996,083
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.64%, 1/7/00                                            5,000,000            4,995,300
                                                                                                            ------------
Total Short-Term Notes (Cost $14,983,397)                                                                     14,983,397

========================================================================================================================
Repurchase Agreements--3.3%
------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc., 2.75%, dated 12/31/99, to be repurchased at $21,804,996 on 1/3/00, collateralized by U.S. Treasury Bonds,
5.25%-12%, 2/15/01-11/15/28, with a value of $8,556,275 and U.S. Treasury Nts.,
5%-7.50%, 12/31/00-2/15/07, with a value of $13,692,377 (Cost $21,800,000)               21,800,000           21,800,000
------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $641,544,805)                                                99.7%         665,994,121
------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                 0.3            2,144,704
                                                                                        -----------         ------------
Net Assets                                                                                    100.0%        $668,138,825
                                                                                        ===========         ============


1. Non-income producing security.
2. Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.


See accompanying Notes to Financial Statements.


                             Growth Portfolio                                9

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  December 31, 1999
--------------------------------------------------------------------------------

============================================================================================================
Assets
Investments, at value (cost $641,544,805)--see accompanying statement                           $665,994,121
------------------------------------------------------------------------------------------------------------
Cash                                                                                               1,060,023
------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                   3,501,797
Interest and dividends                                                                               763,235
Shares of capital stock sold                                                                          91,498
Other                                                                                                  6,996
                                                                                                -------------
Total assets                                                                                     671,417,670
============================================================================================================
Liabilities Payables and other liabilities:
Shares of capital stock redeemed                                                                   2,251,183
Investments purchased                                                                                963,109
Transfer and shareholder servicing agent fees                                                            186
Directors' compensation                                                                                  158
Other                                                                                                 64,209
                                                                                                ------------
Total liabilities                                                                                  3,278,845
============================================================================================================
Net Assets                                                                                      $668,138,825
                                                                                                ============
============================================================================================================
Composition of Net Assets
Par value of shares of capital stock                                                            $    223,515
------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                       515,604,860
------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                               10,353,236
------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                                         117,507,898
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                        24,449,316
                                                                                                ------------
Net assets--applicable to 223,515,253 shares of capital stock outstanding                       $668,138,825
                                                                                                ============
============================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                               $2.99

See accompanying Notes to Financial Statements.



10                             Growth Portfolio

--------------------------------------------------------------------------------
Statement of Operations  For the Year Ended December 31, 1999
--------------------------------------------------------------------------------

============================================================================================================
Investment Income
Dividends (net of foreign withholding taxes of $14,452)                                        $  12,206,173
------------------------------------------------------------------------------------------------------------
Interest                                                                                           2,449,699
                                                                                               -------------
Total income                                                                                      14,655,872
============================================================================================================
Expenses
Management fees                                                                                    4,214,611
------------------------------------------------------------------------------------------------------------
Accounting service fees                                                                               15,000
------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                           12,291
------------------------------------------------------------------------------------------------------------
Directors' compensation                                                                                3,916
------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                          2,107
------------------------------------------------------------------------------------------------------------
Other                                                                                                 65,248
                                                                                               -------------
Total expenses                                                                                     4,313,173
Less expenses paid indirectly                                                                        (11,885)
                                                                                               -------------
Net expenses                                                                                       4,301,288

============================================================================================================
Net Investment Income                                                                             10,354,584
============================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain on investments                                                                 117,643,744
------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments                            (159,810,957)
                                                                                               -------------
Net realized and unrealized loss                                                                 (42,167,213)
============================================================================================================
Net Decrease in Net Assets Resulting from Operations                                           $ (31,812,629)
                                                                                               =============

See accompanying Notes to Financial Statements.


                             Growth Portfolio                                11

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                      Year Ended December 31,
                                                                                      1999                 1998
========================================================================================================================
Operations
Net investment income                                                                 $  10,354,584        $  10,211,556
------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                       117,643,744           33,310,716
------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                                  (159,810,957)          24,320,298
                                                                                      -------------        -------------
Net increase (decrease) in net assets resulting from operations                         (31,812,629)          67,842,570
========================================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                                                    (10,168,122)          (9,799,624)
------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                    (33,413,443)        (107,624,371)
========================================================================================================================
Capital Stock Transactions
Net increase (decrease) in net assets resulting from capital stock transactions        (175,338,440)         137,081,544
========================================================================================================================
Net Assets
Total increase (decrease)                                                              (250,732,634)          87,500,119
------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     918,871,459          831,371,340
                                                                                      -------------        -------------
End of period (including undistributed net investment income
of $10,353,236 and $10,166,774, respectively)                                         $ 668,138,825        $ 918,871,459
                                                                                      =============        =============

See accompanying Notes to Financial Statements.




12                             Growth Portfolio

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                              Year Ended December 31,
                                                              1999            1998          1997            1996(1)     1995
================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                             $3.27           $3.45         $2.98           $2.53       $1.97
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                              .05             .04           .04             .04         .04
Net realized and unrealized gain (loss)                           (.17)            .26           .69             .43         .71
--------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations                    (.12)            .30           .73             .47         .75
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.04)           (.04)         (.03)           (.01)       (.04)
Distributions from net realized gain                              (.12)           (.44)         (.23)           (.01)       (.15)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                                   (.16)           (.48)         (.26)           (.02)       (.19)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $2.99           $3.27         $3.45           $2.98       $2.53
                                                                 =====           =====         =====           =====       =====
================================================================================================================================
Total Return, at Net Asset Value(2)                              (3.76)%          8.43%        26.37%          18.87%      38.06%
================================================================================================================================
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                      $668,139        $918,871      $831,371        $586,222    $405,935
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $808,715        $877,874      $721,555        $494,281    $303,193(3)
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income                                             1.28%           1.16%         1.38%           1.63%       2.01%
Expenses                                                          0.53%           0.53%(5)      0.54%(5)        0.58%(5)    0.66%(5)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                         132%             98%           92%             83%         69%



1. On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. This information is not covered by the auditors' opinion.
4. Annualized for periods less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1999, were $1,004,973,144 and $1,207,551,336, respectively.


See accompanying Notes to Financial Statements.


                             Growth Portfolio                                13

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Growth Portfolio (the Fund) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.



14                             Growth Portfolio

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Capital Stock
The Fund has authorized 950 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                                      Year Ended December 31, 1999              Year Ended December 31, 1998
                                                      -----------------------------------       ---------------------------------
                                                      Shares              Amount                Shares             Amount
--------------------------------------------------------------------------------------------------------------------------------
Sold                                                   16,664,490         $  52,051,244          47,037,578        $ 152,546,029
Dividends and/or distributions reinvested              14,289,038            43,581,565          35,262,461          117,423,995
Redeemed                                              (88,197,706)         (270,971,249)        (42,207,549)        (132,888,480)
                                                      -----------         -------------         -----------        -------------
Net increase (decrease)                               (57,244,178)        $(175,338,440)         40,092,490        $ 137,081,544
                                                      ===========         =============         ===========        =============

================================================================================
3. Unrealized Gains and Losses on Securities
As of December 31, 1999, net unrealized appreciation on securities of $24,449,316 was composed of gross appreciation of $70,528,029, and gross depreciation of $46,078,713.

================================================================================
4. Management Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.625% of the first $300 million of average daily net assets of the Fund, 0.50% of the next $100 million and 0.45% of average daily net assets over $400 million. The Fund's management fee for the year ended December 31, 1999 was 0.52% of average annual net assets.
--------------------------------------------------------------------------------
Accounting Fees. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost.



                             Growth Portfolio                                15

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

================================================================================
To the Board of Directors and Shareholders of Growth Portfolio:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Growth Portfolio (which is a series of Panorama Series Fund, Inc.) as of December 31, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1999 and 1998, and the financial highlights for the period January 1, 1996 to December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period January 1, 1995 to December 31, 1995, were audited by other auditors whose report dated February 15, 1996, expressed an unqualified opinion on this information.
         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers; where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
         In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Growth Portfolio as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.




Deloitte & Touche LLP

Denver, Colorado
January 24, 2000


16                             Growth Portfolio

--------------------------------------------------------------------------------
Federal Income Tax Information (Unaudited)
--------------------------------------------------------------------------------

================================================================================
In early 2000 shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1999. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
         Distributions of $0.1603 per share were paid to shareholders on March 22, 1999, of which $0.1229 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of capital assets held for more than one year (long-term capital gains).
         Dividends paid by the Fund during the fiscal year ended December 31, 1999, which are not designated as capital gain distributions should be multiplied by 35.51% to arrive at the net amount eligible for the corporate dividend-received deduction.
         The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                             Growth Portfolio                                17

--------------------------------------------------------------------------------
Growth Portfolio
--------------------------------------------------------------------------------
A Series of Panorama Series Fund, Inc.

=======================================================================================================
Officers and Directors                               James C. Swain, Director and Chairman of the Board
                                                     Bridget A. Macaskill, President
                                                     William H. Armstrong, Director
                                                     Robert G. Avis, Director
                                                     William A. Baker, Director
                                                     Jon S. Fossel, Director
                                                     Sam Freedman, Director
                                                     Raymond J. Kalinowski, Director
                                                     C. Howard Kast, Director
                                                     Robert M. Kirchner, Director
                                                     Ned M. Steel, Director
                                                     Peter M. Antos, Vice President
                                                     George Evans, Vice President
                                                     Alan Gilston, Vice President
                                                     John S. Kowalik, Vice President
                                                     Stephen F. Libera, Vice President
                                                     David P. Negri, Vice President
                                                     Thomas P. Reedy, Vice President
                                                     Michael C. Strathearn, Vice President
                                                     Kenneth B. White, Vice President
                                                     Arthur J. Zimmer, Vice President
                                                     Andrew J. Donohue, Vice President and Secretary
                                                     Brian W. Wixted, Treasurer
                                                     Robert G. Zack, Assistant Secretary
                                                     Robert J. Bishop, Assistant Treasurer
                                                     Scott T. Farrar, Assistant Treasurer

=======================================================================================================
Investment Advisor                                   OppenheimerFunds, Inc.

=======================================================================================================
Transfer Agent                                       OppenheimerFunds Services

=======================================================================================================
Custodian of Portfolio Securities                    The Bank of New York

=======================================================================================================
Independent Auditors                                 Deloitte & Touche LLP

=======================================================================================================
Legal Counsel                                        Myer, Swanson, Adams & Wolf, P.C.

                                                     This is a copy of a report to shareholders of
                                                     Growth Portfolio. This report must be preceded or
                                                     accompanied by a Prospectus of Growth Portfolio.
                                                     For material information concerning the Funds,
                                                     see the Prospectus.

                                                     Shares of Oppenheimer funds are not deposits or
                                                     obligations of any bank, are not guaranteed by any
                                                     bank, are not insured by the FDIC or any other
                                                     agency, and involve investment risks, including
                                                     the possible loss of the principal amount
                                                     invested.





18                             Growth Portfolio